Offerings - Offering: 1	Jul. 31, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares
Amount Registered | shares	15,000,000
Proposed Maximum Offering Price per Unit	55.20
Maximum Aggregate Offering Price	$ 828,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 114,346.80
Offering Note	This registration statement (this "Registration Statement") registers an aggregate of 15,000,000 common shares, without par value ("Common Shares"), of Enbridge Inc., a Canadian corporation (the "Registrant"). This Registration Statement also includes pursuant to Rule 416(a) of the Securities Act of 1933, an indeterminate number of additional shares of the Registrant's Common Shares, without par value, which may be necessary to adjust the number of shares reserved for issuance pursuant to the Plan by reason of any share dividend, share split, recapitalization or any other similar transaction or anti-dilution or other adjustment provision of any applicable plan with securities registered herewith which results in an increase in the number of outstanding Common Shares. Pursuant to Rule 416(c) under the Securities Act, this Registration Statement also covers an indeterminate amount of interests to be offered or sold pursuant to the Enbridge Employee Services, Inc. Employees' Savings Plan (the "Plan"). Pursuant to Rule 457(h)(2) no registration fee is required to be paid in respect of such plan interests. Registration statements were previously filed on Form S-8 on August 14, 2019 (Registration No. 333-233274), November 16, 2020 (Registration No. 333-250121) and August 18, 2023 (Registration No. 333-274087), covering 6,100,000, 10,000,000 and 10,000,000 Common Shares, respectively, that may be offered or sold under the Plan. The Proposed Maximum Offering Price Per Unit is computed solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act on the basis of the average of the high and low prices per Common Share on the New York Stock Exchange on July 30, 2026.